2. GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

As reflected in the accompanying unaudited financial statements, the Company has a working capital deficiency of $2,196,362 and stockholders’ deficiency of $2,134,443 and used $251,186 of cash in operations for the three months ended March 31, 2016.  This raises substantial doubt about its ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

As reflected in the accompanying financial statements, the Company has a working capital deficiency of $1,963,044 and stockholders’ deficiency of $1,896,936 and used $967,563 of cash in operations for the year ended December 31, 2015.  This raises substantial doubt about its ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.